PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions For Tax Social Security Labor Civil And Environmental Risks And Judicial Deposits
Other legal proceedings	R$ 48,454,570	R$ 53,651,946
Labor proceedings	2,580,452	2,091,666
Civil proceedings	2,964,501	2,985,830
Tax proceedings	41,326,595	47,462,492
Environmental proceedings	1,583,021	1,111,968
Updated amount	R$ 10,620,316	R$ 8,768,003